Cash and Cash Equivalents and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2018
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the balance sheet that sum to the total of the same such amounts shown in the statement of cash flows:

	June 30, 2018	December 31, 2017
Cash and cash equivalents	12,218	8,889
Restricted cash	50	1,550
Restricted cash, non-current	730	600
Total	12,998	11,039